Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–160.13%(a)
Alabama–2.16%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 4,390	$ 5,079,669
Birmingham (City of), AL Airport Authority; Series 2010, RB (INS - AGM)(b)	5.25%	07/01/2030	2,100	2,107,728
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	630	632,218
Series 2016, RB	5.75%	06/01/2045	25	24,008
Birmingham (City of), AL Water Works Board; Series 2011, RB (b)(c)	5.00%	01/01/2036	3,060	3,146,078
Lower Alabama Gas District (The); Series 2016 A, RB (c)	5.00%	09/01/2046	2,400	3,157,680
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (d)	5.25%	05/01/2044	820	839,303
				14,986,684
Alaska–0.60%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	4,065	4,197,397
Arizona–5.47%
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. RB	5.00%	02/01/2042	2,050	2,124,046
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,965	2,134,776
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2036	400	400,272
Series 2019 A, RB	5.00%	01/01/2037	1,000	996,610
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB (d)	5.00%	07/01/2037	675	675,216
Arizona (State of) Transportation Board; Series 2011 A, Ref. RB (c)	5.00%	07/01/2036	3,450	3,630,573
City of Phoenix Civic Improvement Corp; Series 2020, RB (c)	5.00%	07/01/2049	2,850	3,334,500
City of Phoenix Civic Improvement Corp.; Series 2020 A, RB	5.00%	07/01/2044	1,890	2,474,577
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031	1,220	1,142,994
Series 2017, Ref. RB	5.00%	11/15/2045	835	678,337
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	746,074
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB (d)	5.00%	07/01/2054	550	544,643
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	1,110	1,112,731
Mesa (City of), AZ; Series 2013, RB (c)	5.00%	07/01/2032	7,600	8,353,692
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (d)	6.50%	07/01/2034	450	494,437
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,780	2,874,353
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB (d)	5.00%	06/15/2052	340	303,766
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (d)	5.25%	07/01/2048	1,125	1,057,444
Pima (County of), AZ Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	2,525	2,543,256
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	765	998,677
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center);
Series 2014 A, RB	5.00%	08/01/2020	500	503,165
Series 2014 A, RB	5.00%	08/01/2021	800	835,592
				37,959,731
Arkansas–0.14%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2040	850	965,948
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–23.36%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(b)(e)	0.00%	08/01/2035	$ 3,570	$ 2,521,562
Series 2009 B, GO Bonds (INS - AGC)(b)(e)	0.00%	08/01/2036	5,770	3,933,582
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB (c)	5.00%	04/01/2056	2,280	2,670,860
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds (e)	0.00%	08/01/2026	1,390	1,313,355
Series 2009, GO Bonds (e)	0.00%	08/01/2031	2,680	2,256,908
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (e)	0.00%	06/01/2055	10,115	643,213
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	4,305	4,673,250
Series 2012, GO Bonds	5.00%	09/01/2036	2,460	2,687,427
Series 2012, Ref. GO Bonds	5.00%	02/01/2032	2,600	2,781,376
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (d)	5.00%	04/01/2049	790	821,979
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2032	3,500	3,769,045
California (State of) Housing Finance Agency; Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	472	482,412
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2035	1,185	1,310,314
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB (f)	5.00%	12/31/2043	885	960,862
California (State of) Pollution Control Finance Authority;
Series 2012, RB (d)(f)	5.00%	07/01/2027	1,230	1,287,859
Series 2012, RB (d)(f)	5.00%	07/01/2030	1,450	1,511,915
Series 2012, RB (d)(f)	5.00%	07/01/2037	3,195	3,292,224
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	780	802,121
Series 2016 A, RB (d)	5.00%	12/01/2041	1,245	1,278,266
Series 2016 A, RB (d)	5.25%	12/01/2056	950	965,352
California Infrastructure & Economic Development Bank;
Series 2003 A, RB (b)(c)	5.00%	07/01/2033	1,700	2,215,423
Series 2003 A, RB (c)(g)(h)	5.00%	07/01/2033	3,300	4,300,527
California State University; Series 2018 A, Ref. RB	5.00%	11/01/2048	1,960	2,437,338
City of Long Beach CA Harbor Revenue; Series 2020-XM0865, Ctfs. (c)	5.00%	05/15/2044	1,910	2,366,528
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(b)(e)	0.00%	08/01/2029	695	603,594
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds (e)	0.00%	08/01/2040	4,685	2,846,184
Series 2009, GO Bonds (e)	0.00%	08/01/2041	4,965	2,918,179
Series 2009, GO Bonds (e)	0.00%	08/01/2042	5,265	2,985,518
Series 2009, GO Bonds (e)	0.00%	08/01/2043	3,460	1,882,655
Series 2009, GO Bonds (e)	0.00%	08/01/2044	4,825	2,537,226
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds (e)	0.00%	08/01/2031	1,775	1,486,509
Series 2009 A, GO Bonds (e)	0.00%	08/01/2032	1,980	1,604,354
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	3,250	3,605,550
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,015	1,015,822
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2010 A, RB (c)	5.00%	05/15/2035	3,267	3,305,845
Los Angeles (City of), CA Department of Water & Power; Series 2012 A, RB (c)	5.00%	07/01/2043	6,510	7,036,659
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(b)(e)	0.00%	08/01/2034	1,985	1,494,665
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(b)(e)	0.00%	08/01/2029	3,955	3,450,461
M-S-R Energy Authority;
Series 2009 B, RB	7.00%	11/01/2034	555	814,130
Series 2009 B, RB	6.50%	11/01/2039	2,090	3,134,457
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds (i)	6.25%	08/01/2043	1,900	2,017,382
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds (e)	0.00%	08/01/2028	2,875	2,588,880
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(b)(e)	0.00%	08/01/2036	4,025	2,752,738
Series 2009 B, GO Bonds (INS - AGM)(b)(e)	0.00%	08/01/2037	1,590	1,052,103
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds (e)	0.00%	08/01/2027	$ 4,005	$ 3,678,993
Series 2009 A, GO Bonds (e)	0.00%	08/01/2031	5,000	4,145,850
Regents of the University of California; Series 2013 AI, RB (c)	5.00%	05/15/2033	4,000	4,475,280
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,085	2,121,196
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds (c)	5.00%	08/01/2036	6,790	7,176,079
San Diego (County of), CA Regional Airport Authority; Series 2010 A, RB	5.00%	07/01/2034	875	878,203
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. RB (f)	5.00%	05/01/2025	1,000	1,033,680
Series 2011 F, Ref. RB (f)	5.00%	05/01/2026	1,995	2,061,453
Series 2011 G, Ref. RB (g)(h)	5.25%	05/03/2021	3,615	3,780,531
Series 2011 G, Ref. RB	5.25%	05/01/2027	1,385	1,440,871
Series 2019 A, Ref. RB (f)	5.00%	05/01/2036	1,110	1,323,486
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB (c)	5.00%	11/01/2036	4,320	4,615,186
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(b)(e)	0.00%	09/01/2030	3,300	2,904,132
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	590	640,156
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (e)	0.00%	06/01/2041	3,295	1,016,508
State of California; Series 2020-XX1123, Ctfs. (c)(j)	4.00%	03/01/2046	2,850	3,356,303
William S. Hart Union High School District (Election of 2008);
Series 2009 A, GO Bonds (e)	0.00%	08/01/2032	15,570	12,510,028
Series 2009 A, GO Bonds (e)	0.00%	08/01/2033	5,725	4,459,203
				162,033,747
Colorado–3.55%
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,585	1,613,958
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB (g)(h)	5.00%	06/01/2027	555	720,323
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (c)	5.50%	01/01/2035	3,900	4,389,528
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, RB	6.00%	01/15/2041	3,200	3,206,592
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	490,755
Colorado Health Facilities Authority; Series 2020-XX1130, Ctfs. (c)(j)	5.00%	08/01/2044	1,185	1,327,437
Denver (City & County of), CO;
Series 2013 B, RB	5.25%	11/15/2032	5,000	5,568,100
Series 2018 A, Ref. RB (c)(f)	5.25%	12/01/2048	4,160	4,891,286
Mirabelle Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2049	605	540,126
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	665	633,891
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	810	1,214,871
				24,596,867
Connecticut–0.65%
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB (g)(h)	5.00%	07/01/2021	4,300	4,517,838
District of Columbia–1.47%
District of Columbia; Series 2006 B-1, RB (INS - NATL)(b)	5.00%	02/01/2031	785	786,554
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	1,910	1,724,692
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	5,930	6,089,280
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,580	1,603,321
				10,203,847
Florida–10.65%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	475	496,104
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	687,790
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward (County of), FL;
Series 2012 A, RB (g)(h)	5.00%	10/01/2022	$ 2,145	$ 2,385,862
Series 2013 C, RB (g)(h)	5.25%	10/01/2023	2,500	2,912,500
Series 2015 A, RB (f)	5.00%	10/01/2045	1,010	1,114,858
Series 2017, RB (c)(f)(j)	5.00%	10/01/2047	3,450	3,907,815
Series 2019 B, RB (f)	4.00%	09/01/2044	790	834,398
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB (d)	6.00%	07/01/2045	240	190,963
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB (d)	5.00%	07/01/2046	1,250	1,090,637
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs. (c)(j)	5.00%	07/01/2049	2,255	2,666,064
Citizens Property Insurance Corp.; Series 2012 A-1, RB	5.00%	06/01/2021	5,110	5,334,278
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB	6.00%	04/01/2042	1,250	1,356,050
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,850	3,165,324
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (f)	5.13%	06/01/2027	995	1,041,029
Greater Orlando Aviation Authority; Series 2019 A, RB (f)	4.00%	10/01/2039	2,500	2,739,800
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (f)	5.00%	10/01/2048	1,960	2,202,668
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB (g)(h)	5.00%	11/15/2021	4,630	4,948,729
Miami Beach (City of), FL Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	845	911,789
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB (f)(g)(h)	5.00%	10/01/2022	1,000	1,103,640
Series 2012 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2035	1,750	1,928,640
Series 2016 A, Ref. RB	5.00%	10/01/2041	1,170	1,327,634
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (c)	5.00%	04/01/2053	3,650	4,100,702
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB	5.00%	07/01/2040	2,500	2,506,600
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB (g)(h)	6.00%	08/01/2020	880	888,131
Series 2010, Ref. RB	6.00%	08/01/2030	315	317,136
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(f)(h)(k)	0.94%	11/01/2021	555	555,583
Orange (County of), FL; Series 2012 B, Ref. RB (c)	5.00%	01/01/2031	7,855	8,453,551
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB (f)	5.00%	10/01/2047	935	1,069,668
Osceola (County of), FL;
Series 2020 A-2, Ref. RB (e)	0.00%	10/01/2052	430	112,875
Series 2020 A-2, Ref. RB (e)	0.00%	10/01/2053	425	106,696
Series 2020 A-2, Ref. RB (e)	0.00%	10/01/2054	365	87,615
Palm Beach (County of), FL Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB (g)(h)	5.00%	12/01/2024	1,125	1,354,309
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2043	2,030	2,115,930
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB (c)	5.00%	10/01/2031	3,330	3,534,395
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	790	957,164
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance);
Series 2014 A, RB	5.00%	07/01/2025	500	561,110
Series 2014 A, RB	5.00%	07/01/2027	500	555,530
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,270	1,367,447
Tampa Bay Water; Series 2001 A, Ref. RB (INS - NATL)(b)	6.00%	10/01/2029	2,000	2,896,560
				73,887,574
Georgia–1.17%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2037	2,955	3,143,234
Brookhaven Development Authority;
Series 2020, RB (c)(j)	4.00%	07/01/2044	2,260	2,536,601
Series 2020, RB (c)(j)	4.00%	07/01/2049	1,580	1,759,140
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2049	610	656,006
				8,094,981
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–2.21%
Hawaii (State of);
Series 2010 A, RB	5.00%	07/01/2039	$ 4,100	$ 4,111,070
Series 2015 A, RB (f)	5.00%	07/01/2041	780	874,372
Series 2015 A, RB (f)	5.00%	07/01/2045	1,545	1,722,552
Series 2018 A, RB (f)	5.00%	07/01/2043	1,530	1,775,274
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, RB (g)(h)	5.75%	07/01/2020	1,630	1,637,286
Series 2013 A, Ref. RB	5.50%	07/01/2043	2,000	2,160,620
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, COP (f)	5.00%	08/01/2020	3,055	3,076,385
				15,357,559
Idaho–0.40%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	700	623,364
Series 2017 A, Ref. RB	5.25%	11/15/2037	980	861,587
Regents of the University of Idaho; Series 2011, Ref. RB (h)	5.25%	04/01/2021	1,265	1,309,819
				2,794,770
Illinois–17.52%
Chicago (City of), IL;
Series 1993 B, Ref. GO Bonds (g)	5.13%	01/01/2022	1,025	1,067,363
Series 2002 B, GO Bonds	5.50%	01/01/2037	615	631,033
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	385	393,212
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	310	315,732
Series 2012 A, GO Bonds	5.00%	01/01/2033	1,580	1,580,474
Series 2012, RB	5.00%	01/01/2042	2,030	2,110,733
Series 2014, RB	5.00%	11/01/2044	790	834,509
Series 2014, Ref. RB	5.00%	01/01/2029	1,000	985,920
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,085	3,194,980
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,850	1,984,698
Chicago (City of), IL (Midway Airport);
Series 2013 B, Ref. RB	5.00%	01/01/2021	3,200	3,265,408
Series 2014 A, Ref. RB (f)	5.00%	01/01/2041	1,125	1,196,584
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB (f)	5.00%	01/01/2046	775	839,736
Series 2015 D, RB	5.00%	01/01/2046	540	591,640
Series 2017 D, RB (c)(f)	5.00%	01/01/2042	2,500	2,771,425
Series 2017 D, RB	5.25%	01/01/2042	1,240	1,415,857
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	1,825	1,726,450
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	625	725,263
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	950	971,014
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	500	511,855
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,605	1,835,029
Chicago (City of), IL Transit Authority;
Series 2011, RB (c)(j)	5.25%	12/01/2036	8,970	9,346,919
Series 2014, RB	5.00%	12/01/2044	3,380	3,632,249
Chicago Park District; Series 2020 D, GO Bonds (INS - BAM)(b)	4.00%	01/01/2038	1,330	1,427,595
Cook (County of), IL Forest Preserve District;
Series 2012 B, Ref. GO Bonds (c)	5.00%	12/15/2032	2,540	2,716,276
Series 2012 B, Ref. GO Bonds (c)	5.00%	12/15/2037	2,540	2,701,493
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(b)	6.00%	11/01/2026	$ 2,000	$ 2,094,540
Series 2013, GO Bonds (INS - AGM)(b)	5.25%	07/01/2029	1,960	2,092,398
Series 2014, GO Bonds	5.00%	05/01/2029	1,000	1,010,570
Series 2014, GO Bonds	5.00%	05/01/2036	750	752,610
Series 2017 C, GO Bonds	5.00%	11/01/2029	250	253,078
Series 2017 D, GO Bonds	5.00%	11/01/2024	295	300,835
Series 2017 D, GO Bonds	5.00%	11/01/2026	4,655	4,744,283
Series 2018 A, GO Bonds	6.00%	05/01/2027	725	769,515
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,115	1,129,495
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	790	799,994
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	555	564,235
Series 2020, GO Bonds	5.50%	05/01/2039	985	1,034,880
Illinois (State of) Finance Authority (Benedictine University);
Series 2013 A, RB	5.00%	10/01/2020	1,000	1,007,760
Series 2013 A, RB	5.38%	10/01/2022	1,180	1,189,133
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,300	1,450,644
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB (f)	8.00%	06/01/2032	340	339,956
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	570	536,655
Series 2019 A, Ref. RB	5.00%	11/01/2040	55	49,833
Series 2019 A, Ref. RB	5.00%	11/01/2049	525	456,745
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,165	2,414,408
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB (g)(h)	6.25%	08/15/2023	1,000	1,173,370
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,870	2,057,767
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/2041	1,440	1,492,517
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	3,390	3,724,627
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(b)(e)	0.00%	12/15/2029	2,500	1,831,800
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - NATL)(b)(i)	5.75%	06/15/2026	8,480	9,144,493
Series 2010, RB (g)(h)	5.50%	06/15/2020	560	561,002
Series 2010, RB	5.50%	06/15/2050	1,740	1,742,923
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGM)(b)	5.00%	06/15/2027	3,500	3,830,820
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/2038	10,050	10,846,965
Metropolitan Water Reclamation District of Greater Chicago; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	3,160	4,529,923
Railsplitter Tobacco Settlement Authority; Series 2010, RB (g)(h)	5.50%	06/01/2021	4,275	4,500,592
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (c)	5.00%	01/01/2048	3,960	4,326,023
				121,527,836
Indiana–2.99%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031	3,000	3,194,910
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB (f)	5.00%	07/01/2035	500	526,790
Series 2013 A, RB (f)	5.00%	07/01/2048	525	546,856
Series 2013, RB (f)	5.00%	07/01/2040	3,480	3,645,613
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, RB	5.00%	06/01/2039	2,690	2,704,472
Indiana (State of) Municipal Power Agency; Series 2013 A, RB (g)(h)	5.25%	07/01/2023	1,000	1,151,000
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/2027	3,000	3,137,520
Series 2013 F, RB (c)	5.00%	02/01/2030	4,500	4,999,770
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (f)	5.88%	01/01/2024	835	855,157
				20,762,088
Iowa–1.40%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,225	1,238,622
Series 2013, RB (d)	5.88%	12/01/2027	1,000	1,033,260
Series 2013, Ref. RB (h)	5.25%	12/01/2037	1,160	1,166,427
Series 2019, Ref. RB	3.13%	12/01/2022	460	455,584
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	$ 845	$ 815,205
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB (i)	5.60%	06/01/2034	265	268,498
Series 2005 C, RB	5.50%	06/01/2042	1,860	1,884,552
Series 2005 C, RB	5.63%	06/01/2046	1,030	1,043,596
Series 2005 E, RB (e)	0.00%	06/01/2046	11,725	1,786,421
				9,692,165
Kansas–0.34%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,546,380
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	821,260
				2,367,640
Kentucky–2.99%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(h)(k)	1.54%	02/01/2025	670	653,505
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,810	1,872,264
Series 2015 A, RB	5.00%	01/01/2045	305	312,341
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	935	970,343
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, RB (g)(h)	6.00%	06/01/2020	1,900	1,900,000
Series 2010 A, RB (g)(h)	6.38%	06/01/2020	1,625	1,625,000
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	5.00%	09/01/2037	1,190	1,389,765
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, RB (g)(h)	5.00%	07/01/2022	1,860	2,030,172
Kentucky Bond Development Corp; Series 2020, RB (INS - BAM)(b)(c)(j)	5.00%	09/01/2044	3,640	4,518,951
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	3,000	3,301,530
Warren (County of), KY (Bowling Green-Warren County Community Hospital Corp.); Series 2013, Ref. RB	5.00%	04/01/2035	2,000	2,154,220
				20,728,091
Louisiana–2.05%
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(b)	4.00%	12/01/2039	1,000	1,161,210
Lafayette (City of), LA Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (g)(h)	5.25%	10/01/2020	2,450	2,491,013
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1);
Series 2013 A, RB (INS - AGM)(b)	5.25%	06/01/2028	2,000	2,257,600
Series 2013 A, RB (INS - AGM)(b)	5.25%	06/01/2031	2,000	2,252,420
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB (d)	3.90%	11/01/2044	930	770,198
New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	12/01/2021	1,000	1,064,710
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030	610	610,860
Series 2013 A, Ref. RB	5.25%	05/15/2031	770	789,142
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,465	1,533,870
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,235	1,292,094
				14,223,117
Maryland–0.99%
Howard (County of), MD (Downtown Columbia);
Series 2017 A, RB (d)	4.38%	02/15/2039	1,000	944,320
Series 2017 A, RB (d)	4.50%	02/15/2047	500	462,645
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	705	796,312
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,435	1,552,555
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (g)(h)	5.75%	06/01/2020	$ 2,440	$ 2,440,000
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	670	661,002
				6,856,834
Massachusetts–3.35%
Massachusetts (Commonwealth of) Transportation Fund Revenue; Series 2016 B, RB	4.00%	06/01/2046	2,385	2,647,756
Massachusetts (State of) (Consolidated Loan of 2019); Series 2019, GO Bonds	5.00%	05/01/2047	3,000	3,814,110
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	1,550	1,639,497
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012, RB (g)(h)	5.00%	07/01/2021	5,620	5,911,004
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (g)(h)	6.75%	01/01/2021	1,225	1,271,378
Massachusetts (State of) Port Authority; Series 2019 A, Ref. RB (f)	5.00%	07/01/2037	1,000	1,198,640
Massachusetts (State of) Port Authority (Bosfuel); Series 2019 A, Ref. RB (f)	4.00%	07/01/2044	1,000	1,054,050
Massachusetts (State of) School Building Authority; Series 2011 B, RB (c)	5.00%	10/15/2035	5,325	5,678,154
				23,214,589
Michigan–4.05%
Detroit Downtown Development Authority; Series 2018 A, RB (INS - AGM)(b)(c)(j)	5.00%	07/01/2038	1,500	1,704,750
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	1,185	981,583
Lansing (City of), MI Board of Water & Light; Series 2011 A, RB (g)(h)	5.00%	07/01/2021	3,400	3,577,956
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (c)	5.00%	04/15/2041	2,655	3,194,363
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,710	1,904,683
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	1,585	1,803,445
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. RB	5.00%	07/01/2044	1,130	1,181,562
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	565	633,308
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	565	641,399
Series 2015, Ref. RB	5.00%	07/01/2035	1,165	1,377,368
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB	5.00%	06/01/2039	2,070	2,276,068
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB (c)	5.00%	12/01/2046	3,575	4,102,849
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB (d)	5.00%	07/01/2026	700	677,173
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	3,180	3,180,064
Western Michigan University;
Series 2013, Ref. RB	5.25%	11/15/2030	400	461,852
Series 2013, Ref. RB	5.25%	11/15/2031	350	404,121
				28,102,544
Minnesota–0.06%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	400,206
Missouri–1.03%
Kansas (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,970	2,096,178
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(b)(f)	5.00%	03/01/2049	945	1,096,909
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	465	413,227
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	330	315,229
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.50%	09/01/2033	1,375	1,389,919
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,975	1,840,463
				7,151,925
Nebraska–1.40%
Central Plains Energy Project (No. 3);
Series 2012, RB (l)	5.00%	09/01/2032	5,500	5,912,280
Series 2017 A, Ref. RB	5.00%	09/01/2042	870	1,137,812
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)
Lincoln (County of), NE Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB (g)(h)	5.00%	11/01/2021	$ 2,500	$ 2,663,800
				9,713,892
Nevada–0.31%
Clark (County of), NV; Series 2013 A, Ref. RB (f)	5.00%	07/01/2028	2,000	2,147,060
New Hampshire–0.34%
New Hampshire (State of) Health and Education Facilities Authority Act; Series 2020 A, RB	5.00%	08/01/2059	1,700	2,339,489
New Jersey–5.85%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(b)	5.75%	11/01/2028	2,485	3,072,255
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(b)(c)(j)	5.50%	09/01/2022	3,555	3,712,415
Series 2005, Ref. RB (INS - AMBAC)(b)	5.50%	09/01/2024	2,000	2,154,560
Series 2013, RB (f)	5.00%	07/01/2023	1,750	1,909,197
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB (f)	5.13%	09/15/2023	825	823,037
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (g)(h)	5.75%	06/01/2020	1,990	1,990,000
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB (f)	5.50%	01/01/2026	1,000	1,114,890
Series 2013, RB (f)	5.38%	01/01/2043	1,000	1,084,640
New Jersey (State of) Transportation Trust Fund Authority;
Series 1999 A, RB	5.75%	06/15/2020	2,570	2,572,287
Series 2006 C, RB (INS - AGC)(b)(e)	0.00%	12/15/2026	8,435	7,305,132
Series 2011 A, RB (g)(h)	5.50%	06/15/2021	800	843,864
Series 2011 B, RB	5.50%	06/15/2031	1,005	1,020,899
Series 2014, RB	5.00%	06/15/2030	875	949,244
Series 2018 A, Ref. RB	5.00%	12/15/2035	880	922,214
Series 2018 A, Ref. RN (c)(j)	5.00%	06/15/2029	1,505	1,628,244
Series 2018 A, Ref. RN (c)(j)	5.00%	06/15/2030	515	554,305
Series 2018 A, Ref. RN	5.00%	06/15/2031	960	1,028,448
Subseries 2016 A-1, RN	5.00%	06/15/2028	935	1,016,588
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (f)	5.00%	12/01/2023	3,270	3,392,985
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,370	2,603,966
Series 2018 A, Ref. RB	5.25%	06/01/2046	790	882,793
				40,581,963
New Mexico–0.48%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,650	2,652,703
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	800	707,656
				3,360,359
New York–15.54%
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,460	2,460,123
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(b)(c)	4.00%	02/15/2047	3,135	3,424,705
Metropolitan Transportation Authority;
Series 2012 F, Ref. RB	5.00%	11/15/2024	1,500	1,547,070
Series 2013 B, RB	5.00%	11/15/2038	1,680	1,716,926
Series 2017 C1, RB	5.00%	11/15/2023	570	595,507
Series 2020 A-2, RB	4.00%	02/01/2022	1,110	1,113,674
Series 2020 C-1, RB	5.25%	11/15/2055	1,270	1,399,261
Metropolitan Transportation Authority (Climate Bond Certified); Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	550,390
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB (c)(f)	5.00%	09/15/2028	3,105	3,784,095
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, RB	5.50%	12/01/2031	630	633,616
New York (City of), NY Municipal Water Finance Authority;
Series 2010 FF, RB	5.00%	06/15/2031	2,400	2,404,200
Series 2013 DD, RB	5.00%	06/15/2035	2,900	3,229,614
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	$ 1,535	$ 1,695,024
Subseries 2009 A-1, RB (c)	5.00%	05/01/2030	2,533	2,533,000
Subseries 2011 D-1, RB (c)	5.00%	11/01/2033	1,725	1,817,012
Subseries 2012 E-1, RB (c)	5.00%	02/01/2037	7,155	7,573,210
New York (Counties of), NY Tobacco Trust V; Series 2005 S-2, RB (e)	0.00%	06/01/2050	10,140	1,586,910
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,995	3,214,504
New York (State of) Dormitory Authority; Series 2019 A, RB	5.00%	10/01/2033	1,000	1,194,980
New York (State of) Dormitory Authority (City of New York); Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2029	1,805	2,464,403
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB (c)	5.00%	03/15/2030	5,805	6,007,769
Series 2013 A, RB (g)(h)	5.00%	02/15/2023	2,050	2,315,106
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(b)	5.75%	07/01/2027	1,000	1,218,220
New York (State of) Thruway Authority; Series 2011 A-1, RB (c)	5.00%	04/01/2029	4,860	5,036,855
New York City Transitional Finance Authority; Series 2020 C-1, RB	4.00%	05/01/2038	1,910	2,245,415
New York City Transitional Finance Authority Future Tax Secured Revenue; Series 2020-XF2864, Ctfs. (c)	4.00%	11/01/2045	3,165	3,603,099
New York City Water & Sewer System; Series 2012 FF, RB (c)	5.00%	06/15/2045	1,000	1,075,680
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (d)	5.00%	11/15/2044	6,025	5,974,450
New York Liberty Development Corp. (7 World Trade Center);
Series 2012, Class 1, Ref. RB (c)	5.00%	09/15/2040	5,100	5,425,839
Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	1,770	1,886,236
New York Power Authority; Series 2020-XF0956, Ctfs. (c)	4.00%	11/15/2050	3,500	4,084,150
New York State Thruway Authority;
Series 2020-XM0830, Ctfs. (c)	4.00%	01/01/2050	5,110	5,475,978
Series 2020-XX1127, Ctfs. (INS - AGM)(b)(c)(j)	4.00%	01/01/2050	2,490	2,700,554
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB (f)	5.00%	08/01/2026	1,545	1,491,728
Series 2016, Ref. RB (f)	5.00%	08/01/2031	635	612,318
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (f)	5.00%	01/01/2031	225	226,409
Series 2018, RB (f)	5.00%	01/01/2033	1,980	1,992,395
Series 2018, RB (f)	5.00%	01/01/2034	955	960,978
Series 2018, RB (f)	4.00%	01/01/2036	1,425	1,394,505
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (f)	5.00%	07/01/2046	2,985	3,118,041
Series 2016 A, RB (f)	5.25%	01/01/2050	1,620	1,704,289
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,512,330
Triborough Bridge and Tunnel Authority; Series 1992 Y, RB (g)	6.13%	01/01/2021	295	305,225
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,615	2,464,899
				107,770,692
North Carolina–4.36%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB (c)	5.00%	07/01/2047	4,000	4,637,480
Series 2019, RB	4.00%	07/01/2044	640	701,958
Series 2017 A, RB (c)	5.00%	07/01/2042	1,775	2,070,839
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB (f)	5.00%	12/31/2037	750	776,183
Series 2015, RB (f)	5.00%	06/30/2054	1,115	1,137,991
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, RB (c)	5.00%	06/01/2042	5,110	5,591,107
North Carolina (State of) Turnpike Authority;
Series 2011, RB (c)	5.00%	07/01/2036	1,755	1,831,553
Series 2011, RB (c)	5.00%	07/01/2041	2,430	2,530,626
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB (c)	5.00%	10/01/2055	8,820	10,973,491
				30,251,228
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.58%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	$ 2,040	$ 2,131,739
Series 2017 C, RB	5.00%	06/01/2048	1,815	1,889,905
				4,021,644
Ohio–7.02%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	775	840,503
Allen (County of), OH (Catholic Health Partners); Series 2012 A, Ref. RB	5.00%	05/01/2042	1,450	1,524,849
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	4.00%	02/15/2035	1,000	1,107,970
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	490	569,635
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	445	497,052
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,015	3,190,835
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	9,995	10,101,647
Series 2020 B-3, Ref. RB (e)	0.00%	06/01/2057	3,400	439,824
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,000	1,025,520
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB (d)	5.00%	06/01/2028	795	797,027
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	2,500	2,658,725
Series 2017, Ref. RB	5.50%	02/15/2052	1,555	1,664,177
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.25%	07/01/2033	2,000	2,000,480
Franklin (County of), OH (OhioHealth Corp.); Series 2011 A, RB (c)	5.00%	11/15/2036	3,390	3,543,940
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	985	1,080,988
Hamilton (County of), OH (Christ Hospital); Series 2012, RB (g)(h)	5.50%	06/01/2022	3,000	3,312,300
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	1,370	1,271,168
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB (g)(h)	6.25%	06/01/2021	2,470	2,614,421
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,585	1,631,789
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (d)	6.00%	04/01/2038	1,425	845,281
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(b)(f)	5.00%	12/31/2039	735	837,062
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (d)(f)	4.25%	01/15/2038	555	559,057
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/2040	1,780	1,785,714
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, RB	5.00%	02/15/2028	2,500	2,777,525
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,585	2,055,475
				48,732,964
Oklahoma–0.43%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	2,055	2,243,772
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (m)	5.00%	08/01/2052	1,785	714,000
				2,957,772
Oregon–0.57%
University of Oregon; Series 2020, RB (c)(j)	5.00%	04/01/2050	3,140	3,947,200
Pennsylvania–2.35%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,120,470
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network); Series 2018 A, Ref. RB	4.00%	04/01/2044	790	817,476
Beaver (County of), PA Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR (h)(m)	4.38%	07/01/2022	850	850,000
Pennsylvania (State of) Turnpike Commission;
Series 2012 A, RB	5.00%	12/01/2020	1,370	1,395,523
Series 2018 B, RB	5.25%	12/01/2048	1,105	1,320,364
Subseries 2010 B-2, RB (g)(h)(i)	5.75%	12/01/2020	2,850	2,928,148
Subseries 2010 B-2, RB (g)(h)(i)	6.00%	12/01/2020	1,750	1,799,963
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	$ 1,010	$ 1,202,809
Series 2017 B, Ref. RB (f)	5.00%	07/01/2047	3,595	4,026,795
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	775	853,081
				16,314,629
Puerto Rico–3.71%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,255	3,271,926
Series 2002, RB	5.63%	05/15/2043	1,740	1,747,308
Series 2005 A, RB (e)	0.00%	05/15/2050	5,450	802,240
Series 2005 B, RB (e)	0.00%	05/15/2055	2,390	191,391
Series 2008 A, RB (e)	0.00%	05/15/2057	14,090	771,427
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(b)	6.00%	07/01/2027	380	383,804
Series 2012 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	07/01/2035	440	444,030
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB	6.00%	07/01/2044	1,420	1,441,300
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(b)	4.75%	07/01/2033	575	545,198
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2032	1,270	1,257,440
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2033	690	681,368
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2035	610	600,765
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB (INS - NATL)(b)	4.75%	07/01/2038	630	583,449
Series 2004 J, RB (INS - NATL)(b)	5.00%	07/01/2029	370	364,543
Series 2007 N, Ref. RB (INS - AGM)(b)	5.50%	07/01/2029	600	653,418
Series 2007 N, Ref. RB (INS - NATL)(b)	5.25%	07/01/2032	725	717,830
Series 2007 N, Ref. RB (INS - AGC)(b)	5.25%	07/01/2034	1,135	1,210,216
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS - NATL)(b)	6.00%	07/01/2024	1,910	1,929,119
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (e)	0.00%	07/01/2029	1,355	981,819
Series 2018 A-1, RB (e)	0.00%	07/01/2031	330	217,216
Series 2018 A-1, RB (e)	0.00%	07/01/2033	2,000	1,200,880
Series 2018 A-1, RB (e)	0.00%	07/01/2051	4,000	758,800
Series 2018 A-1, RB	4.75%	07/01/2053	1,285	1,253,543
Series 2018 A-1, RB	5.00%	07/01/2058	2,955	2,964,633
Series 2019 A-2, RB	4.33%	07/01/2040	775	745,938
				25,719,601
South Carolina–1.72%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (g)(h)	5.25%	08/01/2023	1,400	1,617,084
South Carolina (State of) Ports Authority; Series 2015, RB (f)(g)(h)	5.25%	07/01/2025	4,235	5,238,102
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	1,120	1,199,341
South Carolina (State of) Public Service Authority (Santee Cooper Revenue Obligations); Series 2013 E, RB	5.50%	12/01/2053	3,595	3,875,086
				11,929,613
South Dakota–0.21%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	1,315	1,455,039
Tennessee–0.81%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,785	2,005,323
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB (f)	5.00%	07/01/2049	615	723,609
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2023	$ 1,280	$ 1,403,635
Series 2006 A, RB	5.25%	09/01/2026	1,275	1,478,260
				5,610,827
Texas–16.48%
Alamo Community College District; Series 2012, Ref. GO Bonds (c)	5.00%	08/15/2034	5,105	5,606,924
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB (g)(h)	6.20%	07/01/2020	2,225	2,235,457
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,580	1,699,401
Dallas-Fort Worth (Cities of), TX International Airport; Series 2014 A, Ref. RB (f)	5.25%	11/01/2026	2,000	2,229,880
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(b)	5.25%	08/15/2031	5,395	7,742,149
Houston (City of), TX;
Series 2011 D, RB (c)	5.00%	11/15/2033	2,700	2,885,868
Series 2011 D, RB (c)	5.00%	11/15/2036	4,005	4,280,704
Series 2018, RB (f)	5.00%	07/15/2028	500	499,970
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (f)	5.00%	07/15/2020	775	773,024
Houston (City of), TX Convention & Entertainment Facilities Department; Series 2001 B, RB (INS - AGM)(b)(e)	0.00%	09/01/2025	4,650	4,256,238
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (d)	5.50%	08/15/2045	1,205	1,229,317
Lower Colorado River Authority;
Series 2012 A, Ref. RB (g)(h)	5.00%	05/15/2022	5	5,455
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,125	2,306,624
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	2,250	2,333,362
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB (d)(f)	4.63%	10/01/2031	2,935	2,962,912
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2032	205	183,178
Series 2018, Ref. RB	5.00%	10/01/2033	1,280	1,123,930
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	4.75%	07/01/2052	750	558,030
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, RB (INS - AGM)(b)	5.00%	04/01/2046	1,900	2,043,811
New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing - Tarleton State University); Series 2014 A, RB	5.00%	04/01/2034	1,000	1,002,690
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB	6.50%	01/01/2043	1,000	1,037,070
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(b)(e)	0.00%	01/01/2028	18,900	17,013,213
Series 2008 D, Ref. RB (INS - AGC)(b)(e)	0.00%	01/01/2031	3,740	3,106,930
SA Energy Acquisition Public Facility Corp.; Series 2007, RB	5.50%	08/01/2021	1,500	1,565,100
San Antonio (City of), TX; Series 2013, RB	5.00%	02/01/2038	2,495	2,752,209
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB (c)	5.00%	02/15/2047	3,260	3,781,567
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,735	1,647,435
Series 2016, Ref. RB	5.00%	05/15/2045	1,510	1,362,715
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017A, RB	6.38%	02/15/2048	1,765	1,532,602
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,900	4,571,775
Temple (City of), TX; Series 2018 A, RB (d)	5.00%	08/01/2028	705	791,017
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,555	1,867,555
Series 2019, RB (e)	0.00%	08/01/2041	2,000	768,740
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB (e)	0.00%	08/15/2036	3,170	1,642,504
Series 2015 B, Ref. RB (e)	0.00%	08/15/2037	970	479,558
Series 2015 C, Ref. RB	5.00%	08/15/2042	3,835	4,033,308
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,445	5,109,705
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2028	$ 4,095	$ 4,335,090
Series 2012, RB	5.00%	12/15/2029	2,000	2,113,620
Series 2012, RB	5.00%	12/15/2031	1,200	1,263,456
Series 2012, RB	5.00%	12/15/2032	1,195	1,253,830
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (f)	5.00%	12/31/2055	1,050	1,060,647
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, RB	7.00%	06/30/2040	820	824,116
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB (f)	7.00%	12/31/2038	1,300	1,476,072
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB (f)	5.00%	06/30/2058	2,240	2,466,374
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	515	516,447
				114,331,579
Utah–0.88%
Salt Lake (City of), UT;
Series 2017 A, RB (c)(f)	5.00%	07/01/2047	2,490	2,792,460
Series 2018 A, RB (f)	5.00%	07/01/2048	1,230	1,396,456
Series 2018 A, RB (f)	5.25%	07/01/2048	1,635	1,885,286
				6,074,202
Virgin Islands–0.22%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	540	510,122
Series 2010 A, RB	5.00%	10/01/2029	1,105	1,031,882
				1,542,004
Virginia–1.87%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	1,190	1,826,257
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	5.00%	09/01/2050	300	252,135
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB (f)	6.00%	01/01/2037	725	757,966
Series 2012, RB (f)	5.50%	01/01/2042	2,930	3,020,215
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, RB (f)	5.00%	07/01/2034	3,780	3,858,737
Series 2012, RB (f)	5.00%	01/01/2040	1,905	1,942,910
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (f)	5.00%	12/31/2052	855	894,877
Virginia (State of) Small Business Financing Authority (Transform 66); Series 2017, RB (f)	5.00%	12/31/2049	405	425,153
				12,978,250
Washington–2.93%
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB (f)	5.50%	07/01/2025	925	973,294
Energy Northwest (Columbia Generating Station); Series 2020 A, Ref. RB	4.00%	07/01/2039	1,465	1,768,196
Kalispel Tribe of Indians; Series 2018 B, RB (d)	5.25%	01/01/2038	1,000	1,050,300
Washington (State of); Series 2019 A, GO Bonds (c)	5.00%	08/01/2042	1,770	2,229,421
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,105	1,190,770
Series 2018, RB (c)(j)	5.00%	07/01/2048	3,955	4,249,964
Series 2018, RB	5.00%	07/01/2048	790	837,677
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB (c)(j)	5.00%	08/01/2044	3,440	3,853,488
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/2041	3,000	3,094,470
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	1,080	1,080,648
				20,328,228
West Virginia–0.26%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB (d)	7.50%	06/01/2043	795	782,264
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2010 A, Ref. RB	5.38%	12/01/2038	$ 990	$ 1,003,801
				1,786,065
Wisconsin–2.87%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (d)	6.75%	08/01/2031	865	749,246
Series 2017, RB (d)	6.75%	12/01/2042	2,015	1,757,825
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB (c)	5.00%	03/01/2046	3,375	3,855,803
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (d)	5.13%	06/15/2039	620	552,457
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Alliance); Series 2013, RB	4.00%	11/15/2043	2,250	2,506,635
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,500	3,660,755
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.);
Series 2014, RB	5.00%	05/01/2026	1,100	1,119,954
Series 2014, RB	5.13%	05/01/2029	1,000	1,005,980
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (d)	6.38%	01/01/2048	615	507,375
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,585	1,677,199
Series 2018 A, RB	5.35%	12/01/2045	1,585	1,670,638
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	795	818,874
				19,882,741
Wyoming–0.34%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(b)(c)	5.00%	01/01/2047	2,020	2,392,831
TOTAL INVESTMENTS IN SECURITIES(n)–160.13% (Cost $1,029,796,966)					1,110,793,850
FLOATING RATE NOTE OBLIGATIONS–(27.66)%
Notes with interest and fee rates ranging from 0.52% to 1.21% at 05/31/2020 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(o)					(191,865,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(33.72)%					(233,884,736)
OTHER ASSETS LESS LIABILITIES–1.25%					8,652,065
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$693,696,179
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to TOB Trusts entered into by the Trust.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $36,800,128, which represented 5.30% of the Trust’s Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)	Security subject to the alternative minimum tax.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $29,997,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(l)	Security subject to crossover refunding.
(m)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $1,564,000, which represented less than 1% of the Trust’s Net Assets.
(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.04%

(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2020. At May 31, 2020, the Trust’s investments with a value of $299,616,857 are held by TOB Trusts and serve as collateral for the $191,865,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	104	September-2020	$(14,462,500)	$(19,720)	$(19,720)

(a)	Futures contracts collateralized by $350,000 cash held with Goldman Sachs & Co., the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,110,793,850	$—	$1,110,793,850
Other Investments - Liabilities*
Futures Contracts	(19,720)	—	—	(19,720)
Total Investments	$(19,720)	$1,110,793,850	$—	$1,110,774,130

*	Unrealized appreciation (depreciation).
NOTE 2— Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Quality Municipal Income Trust